Schedule of reconciliation of income tax credit (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Loss before tax	$ (2,081,318)	$ (2,529,176)	$ (2,398,575)
Taxation at statutory rate of 24% (2025: 24%; 2024: 24%)	$ (499,516)	$ (607,002)	$ (575,658)
Taxation at statutory rate, percent	24.00%	24.00%	24.00%
Non-taxable income	$ (181,700)		$ (1,089)
Expenses not deductible	378,399	275,376	500,620
Deferred tax not recognized	320,920	427,188	68,713
Over provision of current tax in prior years	(13,779)
Under provision of deferred tax in prior years	813
Income tax credit/(expense)	$ 5,137	$ 95,562	$ (7,414)